DEFERRED INCOME TAXES (Details Narrative) - BRL (R$)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Tax losses carryforward	R$ 5,381,785	R$ 4,589,674
Income tax asset	R$ 2,822,245	R$ 2,822,245
Future taxable income	30.00%